Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

On September 6, 2023, the Company announced its strategic investment of US$3 million to acquire a 30% equity interest in DVCC TECHNOLOGY L.L.C, a Dubai-based metaverse company dedicated to transforming entertainment through innovation. This pivotal move signifies Scienjoy’s unwavering commitment to metamorphosing its business transformation strategy from mobile entertainment to metaverse lifestyle, catalyzed by global expansion starting from the dynamic Middle East and North Africa (MENA) region.

18. SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after December 31, 2022 up through the date the Company issued these consolidated financial statements on April 28, 2023, for disclosure or recognition in the consolidated financial statements of the Company as appropriate.